VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.2%
		Argentina: 2.4%
11,070	(1)	MercadoLibre, Inc.	$ 11,983,054	2.4

		Brazil: 6.5%
573,987		B3 SA - Brasil Bolsa Balcao	5,633,676	1.1
390,185		Localiza Rent a Car SA	3,946,386	0.8
425,780		Lojas Renner SA	3,012,205	0.6
385,270		Magazine Luiza SA	6,143,437	1.2
167,005	(1)	Pagseguro Digital Ltd.	6,297,759	1.3
538,725		Raia Drogasil SA	2,260,076	0.5
114,761	(1)	XP, Inc.	4,784,386	1.0
			32,077,925	6.5

		China: 37.2%
88,910	(1)	Alibaba Group Holding Ltd. ADR	26,137,762	5.3
211,096	(1)	Alibaba Group Holding Ltd.	7,749,571	1.6
2,445,500	(2)	Budweiser Brewing Co. APAC Ltd.	7,152,699	1.4
1,518,200		China Gas Holdings Ltd.	4,344,633	0.9
383,311		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	9,159,701	1.8
129,805	(1)	JD.com, Inc. ADR	10,074,166	2.0
23,800		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	5,853,520	1.2
449,577	(1)	Meituan Dianping- Class B	14,162,262	2.8
702,200		Midea Group Co. Ltd. - A Shares	7,526,060	1.5
23,821		NetEase, Inc. ADR	10,830,694	2.2
50,006	(1)	New Oriental Education & Technology Group, Inc. ADR	7,475,897	1.5
3,547,675		Ping An Bank Co. Ltd. - A Shares	7,937,832	1.6
737,500		Ping An Insurance Group Co. of China Ltd. - H Shares	7,655,875	1.5
77,221		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	3,955,564	0.8
370,900		Shenzhou International Group Holdings Ltd.	6,316,015	1.3
253,300		Sichuan Swellfun Co. Ltd.	2,407,177	0.5
337,900		Sunny Optical Technology Group Co. Ltd.	5,248,373	1.1
334,500		Tencent Holdings Ltd.	22,593,264	4.6
452,500	(1),(2)	Wuxi Biologics Cayman, Inc. - H Shares	11,089,901	2.2
128,294		Yum China Holdings, Inc.	6,793,167	1.4
			184,464,133	37.2

		Egypt: 0.8%
878,542		Commercial International Bank Egypt SAE REG GDR	3,765,752	0.8

		Hong Kong: 6.3%
1,302,600		AIA Group Ltd.	12,947,971	2.6
111,800		Hong Kong Exchanges and Clearing Ltd.	5,262,816	1.1
977,500		Techtronic Industries Co., Ltd.	12,996,554	2.6
			31,207,341	6.3

		Hungary: 0.6%
97,706	(1)	OTP Bank Nyrt	2,940,828	0.6

		India: 17.8%
153,900		Asian Paints Ltd.	4,146,762	0.8
81,800		Britannia Industries Ltd.	4,221,663	0.9
341,197	(1)	HDFC Bank Ltd. ADR	17,046,202	3.5
13,614	(1)	HDFC Bank Ltd.	199,851	0.1
838,241	(1),(2)	HDFC Life Insurance Co., Ltd.	6,363,521	1.3
172,285		Hindustan Unilever Ltd.	4,841,676	1.0
645,284		Housing Development Finance Corp.	15,294,972	3.1
282,117	(1)	IndusInd Bank Ltd.	2,025,694	0.4
1,292,393		ITC Ltd.	3,019,250	0.6
434,153	(1)	Kotak Mahindra Bank Ltd.	7,496,054	1.5
34,432		Maruti Suzuki India Ltd.	3,156,596	0.6
315,002		Reliance Industries Ltd.	9,553,353	1.9
312,242		Tata Consultancy Services Ltd.	10,563,906	2.1
			87,929,500	17.8

		Indonesia: 1.8%
2,995,300		Bank Central Asia Tbk PT	5,467,637	1.1
17,377,100		Bank Rakyat Indonesia	3,564,988	0.7
			9,032,625	1.8

		Macau: 1.0%
1,324,800		Sands China Ltd.	5,135,205	1.0

		Mexico: 2.1%
1,192,535	(1)	Grupo Financiero Banorte	4,119,926	0.8
2,684,149		Wal-Mart de Mexico SAB de CV	6,422,826	1.3
			10,542,752	2.1

		Panama: 0.5%
50,422	(3)	Copa Holdings S.A.- Class A	2,538,243	0.5

		Peru: 0.4%
14,386		Credicorp Ltd.	1,783,720	0.4

		Poland: 0.1%
29,196	(1),(2)	Allegro.eu SA	324,786	0.1

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Portugal: 1.2%
367,234		Jeronimo Martins SGPS SA	$ 5,905,294	1.2

		Singapore: 3.2%
102,145	(1)	Sea Ltd. ADR	15,734,416	3.2

		South Africa: 2.2%
366,429		Bid Corp. Ltd.	5,637,618	1.1
71,184		Capitec Bank Holdings Ltd.	4,384,306	0.9
94,121		Mr Price Group Ltd.	738,046	0.2
			10,759,970	2.2

		South Korea: 5.1%
9,702		NCSoft Corp.	6,685,973	1.3
376,343		Samsung Electronics Co., Ltd.	18,683,233	3.8
			25,369,206	5.1

		Taiwan: 7.6%
215,000		President Chain Store Corp.	1,956,955	0.4
281,068		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,786,183	4.6
847,223		Taiwan Semiconductor Manufacturing Co., Ltd.	12,745,689	2.6
			37,488,827	7.6

		Turkey: 0.6%
357,913		BIM Birlesik Magazalar AS	3,209,106	0.6

		United States: 2.8%
43,271	(1)	EPAM Systems, Inc.	13,988,649	2.8

	Total Common Stock
	(Cost $313,915,018)		496,181,332	100.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreements: 0.1%
570,972	(4)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $570,973, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $582,391, due 11/27/20-11/01/59)
		(Cost $570,972)	570,972	0.1

Shares		Value	Percentage of Net Assets

	Mutual Funds: 0.5%
2,354,511	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $2,354,511)	$ 2,354,511	0.5

	Total Short-Term Investments
	(Cost $2,925,483)	2,925,483	0.6

	Total Investments in Securities (Cost $316,840,501)	$ 499,106,815	100.8
	Liabilities in Excess of Other Assets	(3,876,035)	(0.8)
	Net Assets	$ 495,230,780	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2020.

Sector Diversification	Percentage of Net Assets
Financials	24.0%
Consumer Discretionary	23.6
Information Technology	18.2
Consumer Staples	12.5
Communication Services	11.3
Industrials	3.9
Health Care	3.1
Energy	1.9
Utilities	0.9
Materials	0.8
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$11,983,054	$–	$–	$11,983,054
Brazil	32,077,925	–	–	32,077,925
China	61,311,686	123,152,447	–	184,464,133
Egypt	–	3,765,752	–	3,765,752
Hong Kong	–	31,207,341	–	31,207,341
Hungary	–	2,940,828	–	2,940,828
India	17,046,202	70,883,298	–	87,929,500
Indonesia	–	9,032,625	–	9,032,625
Macau	–	5,135,205	–	5,135,205
Mexico	10,542,752	–	–	10,542,752
Panama	2,538,243	–	–	2,538,243
Peru	1,783,720	–	–	1,783,720
Poland	–	324,786	–	324,786
Portugal	–	5,905,294	–	5,905,294
Singapore	15,734,416	–	–	15,734,416
South Africa	–	10,759,970	–	10,759,970
South Korea	–	25,369,206	–	25,369,206
Taiwan	22,786,183	14,702,644	–	37,488,827
Turkey	–	3,209,106	–	3,209,106
United States	13,988,649	–	–	13,988,649
Total Common Stock	189,792,830	306,388,502	–	496,181,332
Short-Term Investments	2,354,511	570,972	–	2,925,483
Total Investments, at fair value	$192,147,341	$306,959,474	$–	$499,106,815

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $318,251,262.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$199,377,228
Gross Unrealized Depreciation	(18,213,692)
Net Unrealized Appreciation	$181,163,536